CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Convertible Note

On April 28, 2014, the Convertible Note was issued as follows:

Total Convertible Note	$552,500
Legal fees	(2,500)
Original Issue Discount	(50,000)

Net Convertible Note	$500,000

Of the $500,000, the Company received net proceeds of $222,500 (after payment of legal fees of $2,500 and consideration of the original issue discount of $25,000).

As at April 28, 2014, the allocation of the debt facility was as follows:

Cash	$222,500
Investor notes receivable	250,000
Assets recorded	472,500

Derivative Liabilities –
Convertible notes – Investors	76,835
Warrants – Investors	200,715
277,550

Convertible notes – Carrying value	58,541
Non-convertible notes – Carrying value	136,409
194,950

Liabilities recorded	$472,500